Employee Benefit Plans - accumulated benefit obligations in excess of fair value of plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2014	Nov. 24, 2013
Accumulated benefit obligations in excess of plan assets [Abstract]
Aggregate accumulated benefit obligation	$ 1,123,972	$ 1,147,938
Aggregate fair value of plan assets	728,844	827,764
Projected benefit obligations in excess of plan assets [Abstract]
Aggregate projected benefit obligation	1,202,714	1,195,923
Aggregate fair value of plan assets	$ 790,614	$ 863,826